AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

Schedule of Investments

November 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—93.47%
CONSUMER DISCRETIONARY—12.81%
Auto Components—1.93%
Argan, Inc.	429	$8
China Automotive Systems, Inc.A	1,964	10
Dorman Products, Inc.	941	32
Sauer-Danfoss, Inc.	949	50
Superior Industries International, Inc.	809	15
Tower International, Inc.A	838	7

		122

Interval Leisure Group, Inc.	1,145	22
Isle of Capri Casinos, Inc.A	1,140	6
Monarch Casino & Resort, Inc.A	229	2
Speedway Motorsports, Inc.	1,305	21
Town Sports International Holdings, Inc.	277	3

		149

Household Durables—1.64%
CSS Industries, Inc.	317	7
Deer Consumer Products, Inc.F	4,336	—
Flexsteel Industries, Inc.	255	5
Helen of Troy Ltd.A	1,319	41
Libbey, Inc.A	729	14
Lifetime Brands, Inc.	574	6
Matthews International Corp., Class A	736	22
Universal Electronics, Inc.A	521	9

		104

Internet & Catalog Retail—0.96%
Global Sources Ltd.A	1,822	11
Insight Enterprises, Inc.A	2,096	35
Systemax, Inc.	1,444	15

		61

Internet Software & Services—0.03%
Orbitz Worldwide, Inc.A	724	2

Leisure Equipment & Products—0.27%
Johnson Outdoors, Inc., Class AA	593	13
Steinway Musical Instruments, Inc.	191	4

		17

Media—2.24%
Courier Corp.	143	2
CTC Media, Inc.	6,270	52
Entercom Communications Corp., Class AA	1,263	8
Fisher Communications, Inc.	79	2
Gray Television, Inc.A	1,669	4
Harte-Hanks, Inc.	1,912	10
Journal Communications, Inc., Class AA	1,319	7
LIN TV Corp., Class AA	2,784	18
McClatchy Co., Class AA	3,670	12
Saga Communications, Inc., Class A	136	6
Sinclair Broadcast Group, Inc., Class A	1,887	21

		142

Multiline Retail—0.19%
Gordmans Stores, Inc.A	349	5
Stein Mart, Inc.	829	7

		12

Specialty Retail—1.20%
America’s Car-Mart, Inc.A	257	9
Big 5 Sporting Goods Corp.	489	7
Casual Male Retail Group, Inc.A	639	2
PC Connection, Inc.	1,217	13
Rush Enterprises, Inc., Class AA	982	20
Shoe Carnival, Inc.	469	10
West Marine, Inc.A	791	8
Winmark Corp.	117	7

		76

Textiles & Apparel—0.47%
Culp, Inc.	424	6
Delta Apparel, Inc.A	143	2
RG Barry Corp.	383	6
Unifi, Inc.A	649	9

	Shares	Fair Value
		(000’s)
Automobiles—0.95%
Federal-Mogul Corp.A	3,996	$32
Hyster-Yale Materials Handling, Inc.	678	28

		60

Distributors—0.58%
Core-Mark Holding Co, Inc.	288	13
DXP Enterprises, Inc.A	334	17
VOXX International Corp.A	1,077	7

		37

Hotels, Restaurants & Leisure—2.35%
AFC Enterprises, Inc.	463	12
Ameristar Casinos, Inc.	1,392	27
Bob Evans Farms, Inc.	356	13
Churchill Downs, Inc.	410	25
Denny’s Corp.A	2,340	11
Einstein Noah Restaurant Group, Inc.	409	7
Weyco Group, Inc.	290	7

		30

Total Consumer Discretionary		812

CONSUMER STAPLES—5.16%
Beverages—0.54%
Coca-Cola Bottling Co. Consolidated	154	11
National Beverage Corp.	1,363	23

		34

Food & Drug Retailing—1.36%
Andersons, Inc.	317	13
Ingles Markets, Inc., Class A	520	8
Nash Finch Co.	569	12
Seneca Foods Corp., Class AA	147	5
Spartan Stores, Inc.	679	10
Village Super Market, Inc., Class A	207	8
Weis Markets, Inc.	753	30

		86

Food Products—1.98%
Alico, Inc.	200	7
Cal-Maine Foods, Inc.	487	22
Dole Food Co. Inc.A	1,425	16
Fresh Del Monte Produce, Inc.	1,730	45
J&J Snack Foods Corp.	388	24
John B Sanfilippo & Son, Inc.	384	7
SunOpta, Inc.A	734	5

		126

Household Products—0.21%
WD-40 Co.	279	13

Personal Products—0.99%
Nature’s Sunshine Products, Inc.	681	10
Revlon, Inc., Class AA	1,796	27
Steiner Leisure Ltd.A	504	23
The Female Health Co.	402	3

		63

Tobacco—0.08%
Alliance One International, Inc.A	1,411	5

Total Consumer Staples		327

ENERGY—6.28%
Energy Equipment & Services—0.90%
Blueknight Energy Partners LPB	477	3
Global Geophysical Services, Inc.A	659	3
Gulf Island Fabrication, Inc.	180	4
Matrix Service Co.A	713	8
PAA Natural Gas Storage LPB	1,173	21
Tesco Corp.A	1,191	13
TGC Industries, Inc.	605	5

		57

Oil & Gas—5.38%
Adams Resources & Energy, Inc.	225	8
Alon USA Energy, Inc.	1,783	25
Arabian American Development Co.A	608	5
Callon Petroleum Co.A	2,890	14
Calumet Specialty Products Partners LPB	701	22
Clayton Williams Energy, Inc.A	513	21
Delek US Holdings, Inc.	2,997	78
Eagle Rock Energy Partners LPB	2,954	27
Legacy Reserves LPB	1,735	42
North European Oil Royalty TrustC	333	8
NuStar GP Holdings LLCD	359	10
Pioneer Southwest Energy Partners LPB	1,783	40

	Shares	Fair Value
		(000’s)
Sabine Royalty TrustC	449	$22
Saratoga Resources, Inc.A	1,762	7
Synergy Resources Corp.A	2,021	8
Warren Resources, Inc.A	1,311	4

		341

Total Energy		398

FINANCIALS—28.21%
Banks—14.42%
1st Source Corp.	498	11
Alliance Financial Corp.	44	2
American National Bankshares, Inc.	187	4
Ames National Corp.	82	2
Arrow Financial Corp.	254	6
Bancfirst Corp.	318	13
Banco Latinoamericano de Comercio Exterior S.A.	673	15
Bancorp, Inc.A	434	5
Bank of Kentucky Financial Corp.	76	2
Bank of Marin Bancorp	116	4
Bar Harbor Bankshares	35	1
BBCN Bancorp, Inc.	1,407	16
Beneficial Mutual Bancorp, Inc.A	787	7
Berkshire Hills Bancorp, Inc.	506	12
BofI Holding, Inc.A	288	8
Bridge Bancorp, Inc.	172	3
Bridge Capital HoldingsA	87	1
Brookline Bancorp, Inc.	553	5
Bryn Mawr Bank Corp.	269	6
C&F Financial Corp.	85	3
Camden National Corp.	196	7
Cardinal Financial Corp.	651	10
Cathay General Bancorp	1,288	23
Center Bancorp, Inc.	145	2
Central Pacific Financial Corp.A	791	12
Chemical Financial Corp.	521	11
Citizens & Northern Corp.	301	5
Citizens Republic Bancorp, Inc.A	344	6
City Holding Co.	250	8
Clifton Savings Bancorp, Inc.	193	2
CNB Financial Corp.	270	4
CoBiz Financial, Inc.	989	7
Community Trust Bancorp, Inc.	335	11
Dime Community Bancshares, Inc.	828	12
Eagle Bancorp, Inc.A	407	8
Enterprise Financial Services Corp.	489	6
ESB Financial Corp.	333	4
Financial Institutions, Inc.	343	6
First Bancorp, Inc.	77	1
First Busey Corp.	1,381	6
First Citizens BancShares, Inc., Class A	171	29
First Community Bancshares, Inc.	448	7
First Defiance Financial Corp.	233	4
First Financial Bancorp	932	14
First Financial Bankshares, Inc.	475	18
First Financial Corp.	270	8
First Interstate Bancsystem, Inc.	314	5
First Merchants Corp.	424	6
First of Long Island Corp.	202	6
Flushing Financial Corp.	673	10
German American Bancorp, Inc.	268	6
Glacier Bancorp, Inc.	534	8
Great Southern Bancorp, Inc.	208	5
Hanmi Financial Corp.A	647	8
Heritage Financial Corp.	90	1

	Shares	Fair Value
		(000’s)
Home Bancshares, Inc.	458	$15
Horizon Bancorp	231	4
Hudson Valley Holding Corp.	102	2
Independent Bank Corp.	407	12
International Bancshares Corp.	1,256	23
Investors Bancorp, Inc.	704	12
Kearny Financial Corp.	483	4
Lakeland Bancorp, Inc.	515	5
Lakeland Financial Corp.	313	8
MainSource Financial Group, Inc.	479	6
MB Financial, Inc.	858	17
Mercantile Bank Corp.	341	5
Merchants Bancshares, Inc.	61	2
Meridian Interstate Bancorp, Inc.A	261	4
MetroCorp Bancshares, Inc.A	131	1
National Bankshares, Inc.	150	5
National Penn Bancshares, Inc.	2,188	21
NBT Bancorp, Inc.	653	13
Northfield Bancorp, Inc.	391	6
Northrim BanCorp, Inc.	59	1
OceanFirst Financial Corp.	415	6
PacWest Bancorp	572	14
Park National Corp.	220	14
Penns Woods Bancorp, Inc.	35	1
Peoples Bancorp, Inc.	224	5
Preferred BankA	423	6
Provident Financial Holdings, Inc.	126	2
Provident Financial Services, Inc.	517	7
Provident New York Bancorp	601	5
Renasant Corp.	384	7
S&T Bancorp, Inc.	485	8
Sandy Spring Bancorp, Inc.	485	9
SCBT Financial Corp.	218	8
Simmons First National Corp., Class A	261	6
Southside Bancshares, Inc.	402	8
StellarOne Corp.	319	4
Sterling Bancorp	462	4
Sterling Financial Corp.	2,047	43
SY Bancorp, Inc.	286	6
Taylor Capital Group, Inc.A	496	9
Territorial Bancorp, Inc.	163	4
Tompkins Financial Corp.	215	8
TowneBank	508	8
Trico Bancshares	117	2
Trustco Bank Corp NY	1,679	9
Trustmark Corp.	921	20
Union First Market Bankshares Corp.	498	8
United Community Banks, Inc.A	414	4
United Financial Bancorp, Inc.	210	3
Univest Corp of Pennsylvania	305	5
ViewPoint Financial Group, Inc.	481	10
Virginia Commerce Bancorp, Inc.A	666	6
Washington Banking Co.	142	2
Washington Federal, Inc.	1,848	31
Washington Trust Bancorp, Inc.	343	9
WesBanco, Inc.	585	12
West Bancorporation, Inc.	141	1
West Coast Bancorp	156	3
Wilshire Bancorp, Inc.A	1,969	11
WSFS Financial Corp.	153	7

		913

Diversified Financials—7.05%
Asset Acceptance Capital Corp.	1,175	7
Asta Funding, Inc.	217	2
Calamos Asset Management, Inc., Class A	153	1

	Shares	Fair Value
		(000’s)
Cass Information Systems, Inc.	270	$13
CBIZ, Inc.A	1,555	9
Diamond Hill Investment Group, Inc.	53	4
Encore Capital Group, Inc.A	928	25
Epoch Holding Corp.	301	7
Euronet Worldwide, Inc.A	1,110	25
EZCORP, Inc., Class AA	680	13
Federal Agricultural Mortgage Corp., Class C	203	7
First BanCorp/Puerto RicoA	1,354	5
GAMCO Investors, Inc., Class A	100	5
Generac Holdings, Inc.	2,016	65
GFI Group, Inc.	1,774	5
Heartland Financial USA, Inc.	372	10
INTL. FCStone, Inc.A	325	6
MidWestOne Financial Group, Inc.	215	4
Nelnet, Inc., Class A	1,594	46
NewStar Financial, Inc.A	622	8
Nicholas Financial, Inc.	430	5
Och-Ziff Capital Management Group LLC, Class AD	11,192	106
Portfolio Recovery Associates, Inc.	422	42
Rockville Financial, Inc.	373	5
Safeguard Scientifics, Inc.A	201	3
Texas Pacific Land TrustC	114	7
TICC Capital Corp.E	738	7
Westwood Holdings Group, Inc.	131	5

		447

Insurance—5.48%
AMERISAFE, Inc.A	264	7
Amtrust Financial Services, Inc.	875	25
Argo Group International Holdings Ltd.	372	12
Baldwin & Lyons, Inc., Class B	139	3
Crawford & Co., Class B	797	5
Donegal Group, Inc., Class A	264	4
EMC Insurance Group, Inc.	252	6
Greenlight Capital Re Ltd., Class AA	1,004	23
Homeowners Choice, Inc.	1,692	35
Horace Mann Educators Corp.	897	17
Infinity Property & Casualty Corp.	135	7
Kansas City Life Insurance Co.	275	11
Kemper Corp.	400	12
Maiden Holdings Ltd.	2,127	19
National Interstate Corp.	371	10
National Western Life Insurance Co., Class A	108	16
Navigators Group, Inc.A	227	12
Phoenix Cos., Inc.A	126	3
Primerica, Inc.	1,156	33
Safety Insurance Group, Inc.	270	12
Selective Insurance Group, Inc.	616	12
State Auto Financial Corp.	182	3
Symetra Financial Corp.	3,391	40
Tower Group, Inc.	341	6
United Fire Group, Inc.	429	9
Universal Insurance Holdings, Inc.	1,008	5

		347

Real Estate—1.26%
HFF, Inc., Class A	232	3
KKR Financial Holdings LLCD	7,261	77

		80

Total Financials		1,787

	Shares	Fair Value
		(000’s)
HEALTH CARE—5.63%
Biotechnology—1.34%
PDL BioPharma, Inc.	8,988	$71
Sciclone Pharmaceuticals, Inc.A	2,466	11
SIGA Technologies, Inc.A	1,039	3

		85

Health Care Equipment & Supplies—1.15%
Atrion Corp.	51	10
CONMED Corp.	619	17
Exactech, Inc.A	291	5
Given Imaging Ltd.	471	9
Nutraceutical International Corp.	432	7
Orthofix International N.V.A	492	18
Young Innovations, Inc.	202	7

		73

Health Care Providers & Services—2.90%
Amsurg Corp.A	780	22
Carriage Services, Inc.	556	6
Corvel Corp.A	241	10
Ensign Group, Inc.	665	17
Gentiva Health Services, Inc.	2,670	27
National Healthcare Corp.	417	19
Select Medical Holdings Corp.	4,680	51
Stewart Enterprises, Inc., Class A	1,692	13
Triple-S Management Corp., Class BA	671	12
US Physical Therapy, Inc.	253	7

		184

Pharmaceuticals—0.24%
Acura Pharmaceuticals, Inc.A	604	1
Synutra International, Inc.A	2,991	14

		15

Total Health Care		357

INDUSTRIALS—18.95%
Aerospace & Defense—1.45%
Astronics Corp.	249	5
Cubic Corp.	604	30
LMI Aerospace, Inc.A	425	8
Moog, Inc., Class AA	1,246	46
Sparton Corp.	201	3

		92

Air Freight & Couriers—0.73%
Air Transport Services Group, Inc.A	3,818	14
UTi Worldwide, Inc.	2,234	32

		46

Airlines—0.65%
Hawaiian Holdings, Inc.A	3,542	22
Republic Airways Holdings, Inc.A	3,235	19

		41

Building Products—0.25%
AAON, Inc.	460	10
Patrick Industries, Inc.A	365	6

		16

Commercial Services & Supplies—4.56%
Aceto Corp.	735	7
CDI Corp.	390	6
CRA International, Inc.A	140	2
CSG Systems International, Inc.A	1,036	19
Education Management Corp.A	4,067	16
Electro Rent Corp.	530	8
Ennis, Inc.	763	12
G&K Services, Inc., Class A	472	16
GP Strategies Corp.A	426	9

	Shares	Fair Value
		(000’s)
Heritage-Crystal Clean, Inc.A	136	$2
Intersections, Inc.	603	6
Kforce, Inc.	495	6
Marlin Business Services Corp.	177	3
McGrath Rentcorp	702	20
Monotype Imaging Holdings, Inc.	797	12
Multi-Color Corp.	542	12
National Research Corp.	130	7
PHI, Inc.A	108	3
Providence Service Corp.A	160	2
Schawk, Inc.	645	8
Standard Parking Corp.A	374	8
TeleTech Holdings, Inc.A	1,722	29
Tetra Tech, Inc.A	807	21
TRC Cos., Inc.A	1,078	6
United Stationers, Inc.	1,311	41
VSE Corp.	367	8

		289

Construction & Engineering—1.12%
Aegion Corp.A	560	12
Michael Baker Corp.	276	5
Primoris Services Corp.	1,746	25
Tutor Perini Corp.	2,269	29

		71

Electrical Equipment—1.39%
Chase Corp.	280	5
Coleman Cable, Inc.	955	9
Encore Wire Corp.	524	16
Franklin Electric Co. Inc.	450	26
Houston Wire & Cable Co.	585	7
Jinpan International Ltd.	557	3
Powell Industries, Inc.A	145	6
Preformed Line Products Co.	243	14
Vicor Corp.	346	2

		88

Industrial Conglomerates—1.86%
ICF International, Inc.A	622	13
Lydall, Inc.A	428	6
Park-Ohio Holdings Corp.A	873	18
Raven Industries, Inc.	665	17
Standex International Corp.	342	17
Trimas Corp.A	1,177	30
US Ecology, Inc.	344	8
Viasystems Group, Inc.A	748	9

		118

Machinery—3.09%
Alamo Group, Inc.	369	12
Altra Holdings, Inc.	767	14
American Railcar Industries, Inc.	582	18
Ampco-Pittsburgh Corp.	154	3
Columbus McKinnon Corp.A	736	11
Commercial Vehicle Group, Inc.A	1,808	14
Dynamic Materials Corp.	140	2
Gorman-Rupp Co.	410	11
Hardinge, Inc.	525	5
Hollysys Automation Technologies Ltd.A	2,419	27
Hurco Cos., Inc.A	243	6
Kadant, Inc.A	195	5
L.B. Foster Co., Class A	347	14
NACCO Industries, Inc., Class A	301	16
RBC Bearings, Inc.A	443	21
Sun Hydraulics Corp.	637	17

		196

	Shares	Fair Value
		(000’s)
Marine—1.94%
CAI International, Inc.A	1,096	$22
Martin Midstream Partners LPB	199	6
Navios Maritime Holdings, Inc.	4,728	18
Safe Bulkers, Inc.	5,926	21
Ship Finance International Ltd.	2,817	46
StealthGas, Inc.A	1,388	10

		123

Road & Rail—0.90%
Marten Transport Ltd.	625	11
Patriot Transportation Holding, Inc.A	91	2
Quality Distribution, Inc.A	1,451	10
Roadrunner Transportation Systems, Inc.A	306	6
Saia, Inc.A	447	10
TravelCenters of America LLCD	2,218	10
Universal Truckload Services, Inc.	509	8

		57

Trading Companies & Distributors—0.69%
Textainer Group Holdings Ltd.	1,450	44
Transportation Infrastructure—0.32%
Macquarie Infrastructure Co. LLCD	462	20

Total Industrials		1,201

INFORMATION TECHNOLOGY—10.46%
Communications Equipment—1.07%
Aware, Inc.	481	3
Black Box Corp.	615	15
CalAmp Corp.A	295	3
Globecomm Systems, Inc.A	252	3
Mitel Networks Corp.A	3,905	13
Symmetricom, Inc.A	1,004	6
Verint Systems, Inc.A	895	25

		68

Computers & Peripherals—0.71%
Cray, Inc.A	1,094	16
Electronics for Imaging, Inc.A	1,070	19
Super Micro Computer, Inc.A	1,069	10

		45

Electronic Equipment & Instruments—3.82%
AVX Corp.	3,459	36
Coherent, Inc.	575	28
ePlus, Inc.	303	12
Littelfuse, Inc.	557	33
Measurement Specialties, Inc.A	355	11
Methode Electronics, Inc.	452	4
MTS Systems Corp.	475	23
Multi-Fineline Electronix, Inc.A	648	11
Orbotech Ltd.	1,451	12
Sanmina Corp.A	1,841	17
Scansource, Inc.A	890	26
Sypris Solutions, Inc.	915	4
Tessco Technologies, Inc.	252	5
TTM Technologies, Inc.A	1,477	13
Zygo Corp.A	504	7

		242

Internet Software & Services—0.44%
Perficient, Inc.A	759	8
United Online, Inc.	3,479	20

		28

IT Consulting & Services—1.25%
Computer Task Group, Inc.A	418	8

	Shares	Fair Value
		(000’s)
Exponent, Inc.A	248	$13
iGATE Corp.A	1,465	21
Lionbridge TechnologiesA	1,673	7
Sykes Enterprises, Inc.A	1,303	19
Virtusa Corp.A	673	11

		79

Semiconductor Equipment & Products—2.40%
Alpha & Omega Semiconductor Ltd.A	690	6
Amkor Technology, Inc.A	4,221	18
Brooks Automation, Inc.	764	6
GSI Group, Inc.A	926	7
Integrated Silicon Solution, Inc.A	1,581	14
IXYS Corp.	1,131	9
Magnachip Semiconductor Corp.A	1,374	17
Microsemi Corp.	2,476	48
Nova Measuring Instruments Ltd.A	815	6
PDF Solutions, Inc.A	522	7
Rudolph Technologies, Inc.A	430	5
Tower Semiconductor Ltd.	1,049	9

		152

Software—0.77%
Actuate Corp.A	625	3
American Software, Inc., Class A	231	2
EPIQ Systems, Inc.	752	9
Magic Software Enterprises Ltd.	1,384	6
Net 1 UEPS Technologies, Inc.A	2,324	18
Telenav, Inc.A	1,323	11

		49

Total Information Technology		663

MATERIALS—4.29%
Chemicals—2.77%
A Schulman, Inc.	925	24
China Green Agriculture, Inc.A	4,143	14
FutureFuel Corp.	1,479	17
Hawkins, Inc.	213	9
Innospec, Inc.	902	29
KMG Chemicals, Inc.	317	6
Landec Corp.A	615	6
NL Industries, Inc.	2,676	29
OMNOVA Solutions, Inc.A	1,419	11
Stepan Co.	289	28
Zep, Inc.	276	3

		176

Construction Materials—0.13%
United States Lime & Minerals, Inc.A	171	8

Containers & Packaging—0.13%
AEP Industries, Inc.A	139	8

Metals & Mining—1.17%
China Gerui Advanced Materials Group Ltd.A	1,951	2
Gibraltar Industries, Inc.A	645	9
Metals USA Holdings Corp.	1,577	25
MFC Industrial Ltd.	1,266	11
NN, Inc.A	856	7
Noranda Aluminum Holding Corp.	2,041	12
Olympic Steel, Inc.	404	8

		74

Paper & Forest Products—0.09%
Mercer International, Inc.A	909	6

Total Materials		272

	Shares	Fair Value
		(000’s)
TELECOMMUNICATION SERVICES—0.76%
Diversified Telecommunication Services—0.30%
Atlantic Tele-Network, Inc.	373	$13
Shenandoah Telecommunications Co.	409	6

		19

Wireless Telecommunication Services—0.46%
Iridium Communications, Inc.A	2,536	16
USA Mobility, Inc.	1,091	13

		29

Total Telecommunication Services		48

UTILITIES—0.92%
Electric Utilities—0.64%
MGE Energy, Inc.	490	24
Otter Tail Corp.	357	9
Pike Electric Corp.	672	7

		40

Water Utilities—0.28%
Connecticut Water Service, Inc.	148	5
Middlesex Water Co.	273	5
SJW Corp.	343	8

		18

Total Utilities		58

Total Common Stock (Cost $5,671)		5,923

SHORT-TERM INVESTMENTS—5.22% (Cost $331)
JPMorgan U.S. Government Money Market Fund, Capital Class	331,363	331

TOTAL INVESTMENTS—98.69% (Cost $6,002)		6,254
OTHER ASSETS, NET OF LIABILITIES—1.31%		83

TOTAL NET ASSETS—100.00%		$6,337

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Partnership.
C	Royalty Trust.
D	Limited Liability Company.
E	Business Development Company.
F	Valued at Fair Value pursuant to procedures approved by the Board of Trustees.

Futures Contracts Open on November 30, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	4	December, 2012	$328	$8

				$328	$8

American Beacon Zebra Large Cap Equity Fund (Effective 12-31-12 Fund changed to Zebra Global Equity Fund)

Schedule of Investments

November 30, 2012 (Unaudited)

	Shares		Fair Value
			(000’s)
COMMON STOCK—94.39%
CONSUMER DISCRETIONARY—7.66%
Auto Components—1.79%
Autoliv, Inc.		202	$12
Delphi Automotive plcA		469	16
LKQ Corp.A		554	12
Magna International, Inc., Class A		1,227	57
Toyota Industries Corp.A	EUR	1,900	57
TRW Automotive Holdings Corp.A		697	35
Westinghouse Air Brake Technologies Corp.		77	7

			196

Automobiles—0.52%
Daimler AG	EUR	725	36
General Motors Co.A		817	21

			57

Distributors—0.16%
Genuine Parts Co.		263	17

Hotels, Restaurants & Leisure—0.42%
Icahn Enterprises LPB		1,153	46

Household Durables—0.30%
Garmin Ltd.		557	21
Snap-On, Inc.		146	12

			33

Internet & Catalog Retail—0.20%
Liberty Media Corp—Liberty Capital, Class AA		196	22

Leisure Equipment & Products—0.07%
Mattel, Inc.		222	8

Media—3.12%
Comcast Corp., Class A		1,312	49
DIRECTVA		591	29
John Wiley & Sons, Inc., Class A		156	7
Nielsen Holdings N.V.A		936	27
Omnicom Group, Inc.		484	24
Thomson Reuters Corp.		2,532	70
Time Warner Cable, Inc.		633	60
Viacom, Inc., Class B		1,488	76

			342

Multiline Retail—0.29%
Dollar General Corp.A		637	32

Specialty Retail—0.46%
Cabela’s, Inc.A		119	6
Copart, Inc.A		225	7
InditexA	EUR	172	24
Penske Automotive Group, Inc.		218	6
Sally Beauty Holdings, Inc.A		291	7

			50

Textiles & Apparel—0.33%
LVMH Moet Hennessy Louis VuittonA	EUR	205	36

Total Consumer Discretionary			839

	Shares		Fair Value
			(000’s)
CONSUMER STAPLES—10.71%
Beverages—2.47%
Anheuser-Busch InBev N.V.	EUR	456	$40
Brown-Forman Corp., Class B		245	17
Coca-Cola Co.		2,867	108
Constellation Brands, Inc., Class AA		567	20
Molson Coors Brewing Co., Class B		399	17
PepsiCo, Inc.		977	69

			271

Food & Drug Retailing—2.59%
Costco Wholesale Corp.		227	24
Sysco Corp.		1,035	33
Wal-Mart Stores, Inc.		3,153	226

			283

Food Products—2.08%
Archer-Daniels-Midland Co.		1,529	41
Bunge Ltd.		413	30
Campbell Soup Co.		613	23
Hormel Foods Corp.		822	25
Ingredion, Inc.		186	12
JM Smucker Co.		186	16
Kellogg Co.		697	39
McCormick & Co., Inc.C		242	16
Seaboard Corp.		11	26

			228

Household Products—1.80%
Church & Dwight Co., Inc.		201	11
Kimberly-Clark Corp.		755	65
Procter & Gamble Co.		1,738	121

			197

Tobacco—1.77%
Philip Morris International, Inc.		1,318	119
Reynolds American, Inc.		1,724	75

			194

Total Consumer Staples			1,173

ENERGY—8.91%
Energy—0.05%
Access Midstream Partners LPB		158	6

Energy Equipment & Services—0.05%
Unit Corp.A		139	6

Oil & Gas—8.81%
Alliance Holdings GP LPB		214	10
Chevron Corp.		2,133	225
Energy Transfer Equity LPB		349	16
Enterprise Products Partners LPB		805	42
Exxon Mobil Corp.		2,626	231
HollyFrontier Corp.		773	35
Idemitsu Kosan Co. Ltd.	YEN	700	57
Kinder Morgan Inc.		1,961	66
Linn Energy LLCD		629	25
Magellan Midstream Partners LPB		1,281	57
Marathon Petroleum Corp.		428	25
NuStar Energy LPB		142	7
Occidental Petroleum Corp.		706	53
Plains All American Pipeline LPB		1,243	58
Spectra Energy Corp.		1,181	33
Sunoco Logistics Partners LPB		465	24

			964

Total Energy			976

	Shares	Fair Value
		(000’s)
FINANCIALS—20.28%
Banks—4.77%
Bank of New York Mellon Corp.	4,148	$99
BB&T Corp.	1,218	34
BOK Financial Corp.	360	20
Commerce Bancshares, Inc.	226	8
East West Bancorp, Inc.	287	6
First Republic Bank	392	13
Hudson City Bancorp, Inc.	1,463	12
M&T Bank Corp.	262	26
Northern Trust Corp.	200	10
Ocwen Financial Corp.A	355	13
PNC Financial Services Group, Inc.	463	26
U.S. Bancorp	1,570	51
Wells Fargo & Co.	6,192	204

		522

Diversified Financials—4.07%
American Express Co.	871	49
Ameriprise Financial, Inc.	468	28
BlackRock, Inc., Class A	395	78
Credit Acceptance Corp.A	92	8
Discover Financial Services	1,854	77
Franklin Resources, Inc.	714	94
Raymond James Financial, Inc.	272	10
SEI Investments Co.	311	7
SLM Corp.	2,013	33
State Street Corp.	1,159	52
Towers Watson & Co., Class A	182	10

		446

Insurance—9.91%
ACE Ltd.	1,236	98
Aflac, Inc.	2,236	118
Alleghany Corp.	54	19
Allied World Assurance Co. Holdings AG	86	7
Allstate Corp.	420	17
Alterra Capital Holdings Ltd.	225	5
American Financial Group, Inc.	496	20
American National Insurance Co.	137	9
Aon plc	592	34
Arch Capital Group Ltd.A	565	25
Assurant, Inc.	274	9
Assured Guaranty Ltd.	1,900	27
Axis Capital Holdings Ltd.	167	6
Berkshire Hathaway, Inc., Class AA	1	132
Chubb Corp.	596	46
CNA Financial Corp.	1,649	47
CNO Financial Group, Inc.	1,137	10
Erie Indemnity Co., Class A	108	8
Everest Re Group Ltd.	61	7
HCC Insurance Holdings, Inc.	272	10
Loews Corp.	1,468	60
Markel Corp.A	13	6
Marsh & McLennan Cos., Inc.	955	34
Mercury General Corp.	158	7
MetLife, Inc.	1,967	65
PartnerRe Ltd.	72	6
Principal Financial Group, Inc.	682	19
ProAssurance Corp.	104	9
Progressive Corp.	1,132	24
Protective Life Corp.	329	9
Prudential Financial, Inc.	2,186	114
Reinsurance Group of America, Inc.	441	23
RenaissanceRe Holdings Ltd.	60	5
Torchmark Corp.	219	11

		Shares	Fair Value
			(000’s)
WEX, Inc.A		74	$5
White Mountains Insurance Group Ltd.		11	6
Willis Group Holdings plc		421	15
WR Berkley Corp.		343	14

			1,086

Real Estate—1.53%
Brookfield Asset Management, Inc., Class A		2,351	82
Brookfield Office Properties, Inc.E		5,257	85

			167

Total Financials			2,221

HEALTH CARE—11.75%
Biotechnology—0.73%
Amgen, Inc.		694	62
Biogen Idec, Inc.A		120	18

			80

Health Care Equipment & Supplies—2.13%
Baxter International, Inc.		374	25
Becton Dickinson and Co.		423	32
Bio-Rad Laboratories, Inc., Class AA		61	6
Covidien plc		1,084	63
Medtronic, Inc.		951	40
Stryker Corp.		1,219	67

			233

Health Care Providers & Services—3.23%
Aetna, Inc.		1,006	43
Cigna Corp.		755	39
Coventry Health Care, Inc.		331	14
HCA Holdings, Inc.		2,505	81
Henry Schein, Inc.A		213	17
McKesson Corp.		454	43
Mednax, Inc.A		87	7
Service Corp International		519	7
UnitedHealth Group, Inc.		829	45
WellPoint, Inc.		1,039	58

			354

Pharmaceuticals—5.66%
Abbott Laboratories		1,444	94
Johnson & Johnson		2,488	173
Merck & Co., Inc.		2,375	105
Pfizer, Inc.		6,902	173
Sanofi	EUR	623	56
Warner Chilcott plc, Class A		1,660	19

			620

Total Health Care			1,287

INDUSTRIALS—11.79%
Aerospace & Defense—4.40%
General Dynamics Corp.		1,759	117
L-3 Communications Holdings, Inc.		470	36
Lockheed Martin Corp.		1,208	113
Northrop Grumman Corp.		1,123	75
Raytheon Co.		1,438	82
United Technologies Corp.		722	58

			481

Airlines—0.79%
Alaska Air Group, Inc.A		208	9
Copa Holdings S.A., Class A		85	8
Delta Air Lines, Inc.A		4,098	41
United Continental Holdings, Inc.		1,424	29

			87

		Shares	Fair Value
			(000’s)
Building Products—0.06%
Crane Co.		168	$7

Commercial Services & Supplies—0.41%
Dun & Bradstreet Corp.		92	7
Genpact Ltd.		529	8
KAR Auction Services, Inc.		414	7
Morningstar, Inc.		91	6
Rollins, Inc.		239	5
Verisk Analytics, Inc., Class AA		214	12

			45

Construction & Engineering—0.15%
AECOM Technology Corp.A		414	9
URS Corp.		186	7

			16

Electrical Equipment—0.26%
AMETEK, Inc.		466	17
Hubbell, Inc., Class B		131	11

			28

Industrial Conglomerates—2.28%
3M Co.		521	47
Carlisle Cos., Inc.		148	8
General Electric Co.		7,403	157
Honeywell International, Inc.		521	32
Teleflex, Inc.		84	6

			250

Machinery—2.28%
CNH Global N.V.		1,811	87
Danaher Corp.		427	23
Donaldson Co, Inc.		245	8
IDEX Corp.		186	8
Illinois Tool Works, Inc.		926	57
Lincoln Electric Holdings, Inc.		206	10
PACCAR, Inc.		481	21
Pentair Ltd.		170	8
Reliance Steel & Aluminum Co.		186	10
Timken Co.		236	11
Valmont Industries, Inc.		47	7

			250

Road & Rail—0.60%
Amerco, Inc.		90	11
Central Japan Railway Co.	EUR	700	55

			66

Trading Companies & Distributors—0.56%
MSC Industrial Direct Co., Inc., Class A		76	6
Toyota Tshusho corp.A	EUR	2,400	55
			61

Total Industrials			1,291

INFORMATION TECHNOLOGY—12.97%
Communications Equipment—1.14%
Cisco Systems, Inc.		5,484	104
Harris Corp.		446	21

			125

Computers & Peripherals—3.87%
Dell, Inc.		7,891	76
Hewlett-Packard Co.		3,336	43
International Business Machines Corp.		1,115	212
Seagate Technology plc		1,992	50
Western Digital Corp.		1,274	43

			424

Electronic Equipment & Instruments—1.19%
Arrow Electronics, Inc.		561	21

		Shares	Fair Value
			(000’s)
Avnet, Inc.A		546	$16
Flextronics International Ltd.A		4,152	24
Ingram Micro, Inc., Class AA		390	6
TE Connectivity Ltd.		1,621	58
Teledyne Technologies, Inc.A		85	5

			130

IT Consulting & Services—0.92%
Automatic Data Processing, Inc.		327	19
Broadridge Financial Solutions, Inc.		252	6
Fidelity National Information Services, Inc.		620	22
Fiserv, Inc.A		369	28
IHS, Inc., Class AA		87	8
SAIC, Inc.		1,060	12
Syntel, Inc.		94	6

			101

Office Electronics—0.40%
Xerox Corp.		6,445	44

Semiconductor Equipment & Products—0.91%
Intel Corp.		5,089	100

Software—4.54%
Activision Blizzard, Inc.		2,096	24
Amdocs Ltd.		400	13
Ansys, Inc.A		116	8
CA, Inc.		1,454	32
DST Systems, Inc.		104	6
Microsoft Corp.		8,187	217
Oracle Corp.		4,918	158
SAP AG	EUR	483	38

			496

Total Information Technology			1,420

MATERIALS—3.83%
Chemicals—2.25%
Agrium, Inc.		585	59
Air Products & Chemicals, Inc.		445	37
Kronos Worldwide, Inc.		466	8
LyondellBasell Industries N.V., Class A		466	23
NewMarket Corp.		29	8
PPG Industries, Inc.		303	37
RPM International, Inc.		252	7
Sigma-Aldrich Corp.		272	20
Terra Nitrogen Co. LPB		56	12
Valhi, Inc.		1,209	15
Valspar Corp.		159	10
Westlake Chemical Corp.		137	10

			246

Containers & Packaging—0.25%
Aptargroup, Inc.		143	7
Graphic Packaging Holding Co.A		1,006	7
Silgan Holdings, Inc.		135	6
Sonoco Products Co.		247	7

			27

Metals & Mining—1.33%
Southern Copper Corp.		4,016	146

Total Materials			419

TELECOMMUNICATION SERVICES—0.55%
Diversified Telecommunication—0.14%
France Telecom S.A.	EUR	1,463	15

	Shares	Fair Value
		(000’s)
Wireless Telecommunication Services—0.41%
NTT DOCOMOA	YEN 31	$45

Total Telecommunication Services		60

UTILITIES—5.94%
Electric Utilities—4.46%
AES Corp.	1,561	17
Alliant Energy Corp.	208	9
Ameren Corp.	428	13
American Electric Power Co., Inc.	1,015	43
Dominion Resources, Inc.	1,133	58
DTE Energy Co.	336	20
Duke Energy Corp.	364	23
Edison International	586	27
Entergy Corp.	475	30
NextEra Energy, Inc.	1,524	105
Northeast Utilities	309	12
OGE Energy Corp.	214	12
PG&E Corp.	881	36
PPL Corp.	1,372	40
Public Service Enterprise Group, Inc.	1,444	43

		488

Gas Utilities—0.76%
AGL Resources, Inc.	293	11
Atmos Energy Corp.	207	7
MDU Resources Group, Inc.	370	8
Sempra Energy	630	43
TC Pipelines LPB	149	6
UGI Corp.	226	8

		83

Multi-Utilities—0.52%
SCANA Corp.	274	13
Wisconsin Energy Corp.	429	16
Xcel Energy, Inc.	1,028	28

		57

Oil & Gas—0.20%
GDF Suez	EUR 957	22

Total Utilities		650

Total Common Stock (Cost $9,955)		10,336

SHORT-TERM INVESTMENTS— 3.81% (Cost $417)
JPMorgan U.S. Government Money Market Fund,
Capital Class	417,441	417

TOTAL INVESTMENTS—98.20% (Cost $10,372)		10,753
OTHER ASSETS, NET OF LIABILITIES—1.80%		197

TOTAL NET ASSETS—100.00%		$10,950

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Partnership.
C	Non-voting participating shares.
D	Limited Liability Company.
E	REIT—Real Estate Investment Trust.

Glossary:
Currency Abbreviations:

EUR	Euro
YEN	Japanese Yen

Futures Contracts Open on November 30, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	6	December, 2012	$424	$9

				$424	$9

American Beacon London Company Income Equity Fund

Schedule of Investments

November 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—2.69%
FINANCIALS—2.69%
Diversified Financials—2.19%
Aegon N.V., 8.00%, Due 2/15/2042	8,302	$230
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	9,160	230

		460

Insurance—0.50%
Montpelier Re Holdings Ltd., 8.875%, Due 12/31/2049	3,850	104

Total Financials		564

Total Preferred Stock (Cost $552)		564

COMMON STOCK—93.10%
CONSUMER DISCRETIONARY—5.79%
Leisure Equipment & Products—2.89%
Hasbro, Inc.	15,760	606

Specialty Retail—2.90%
Lowe’s Cos., Inc.	16,811	607

Total Consumer Discretionary		1,213

CONSUMER STAPLES—19.68%
Beverages—3.34%
Coca-Cola Co.	18,478	701

Food & Drug Retailing—3.19%
Wal-Mart Stores, Inc.	9,276	668

Food Products—2.62%
Hershey Co.	7,513	550

Tobacco—10.53%
Altria Group, Inc.	18,898	$639
Lorillard, Inc.	5,177	627
Philip Morris International, Inc.	5,599	503
Reynolds American, Inc.	9,987	437

		2,206

Total Consumer Staples		4,125

ENERGY—5.00%
Chevron Corp.	5,764	609
ConocoPhillips	7,726	440

Total Energy		1,049

FINANCIALS—18.44%
Banks—3.83%
Wells Fargo & Co.	24,317	803

Diversified Financials—6.01%
BlackRock, Inc., Class A	3,100	611
Federated Investors, Inc., Class B	32,711	649

		1,260

Insurance—6.24%
Berkshire Hathaway, Inc., Class BA	7,091	625
Cincinnati Financial Corp.	16,828	681

		1,306

	Shares	Fair Value
		(000’s)
Real Estate—2.36%
Hatteras Financial Corp.B	18,557	$495

Total Financials		3,864

HEALTH CARE—8.13%
Bristol-Myers Squibb Co.	20,854	680
Johnson & Johnson	4,034	281
Pfizer, Inc.	29,615	742

Total Health Care		1,703

INFORMATION TECHNOLOGY—12.32%
Communications Equipment—2.95%
Cisco Systems, Inc.	32,665	617

Computers & Peripherals—2.17%
International Business Machines Corp.	2,396	455

IT Consulting & Services—2.39%
Paychex, Inc.	15,391	501

Semiconductor Equipment & Products—2.10%
Intel Corp.	22,530	441

Software—2.71%
Microsoft Corp.	21,324	568

Total Information Technology		2,582

MATERIALS—10.71%
Chemicals—8.34%
Albemarle Corp.	14,420	862
NewMarket Corp.	3,341	887

		1,749

Paper & Forest Products—2.37%
MeadWestvaco Corp.	16,048	496

Total Materials		2,245

TELECOMMUNICATION SERVICES—3.57%
Verizon Communications, Inc.	16,980	749

UTILITIES—9.46%
Electric Utilities—6.32%
Dominion Resources, Inc.	15,817	809
Duke Energy Corp.	8,074	515

		1,324

Gas Utilities—3.14%
Kinder Morgan Management LLCA C	8,671	658

Total Utilities		1,982

Total Common Stock (Cost $19,296)		19,512

SHORT-TERM INVESTMENTS—3.05% (Cost $640)
JPMorgan U.S. Government Money
Market Fund, Capital Class	639,541	640

Shares	Fair Value
(000’s)
TOTAL INVESTMENTS—98.84% (Cost $20,488)	20,716
OTHER ASSETS, NET OF LIABILITIES—1.16%	244

TOTAL NET ASSETS—100.00%	$20,960

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT—Real Estate Investment Trust.
C	Limited Liability Company.

Futures Contracts Open on November 30, 2012 ($000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	9	December, 2012	$636	$5

				$636	$5

American Beacon SiM High Yield Opportunities Fund

Schedule of Investments

November 30, 2012 (Unaudited)

		Shares	Fair Value
			(000’s)
COMMON STOCKS—1.42% (Cost $5,031)
FINANCIALS—1.42%
Real Estate—1.42%
Omega Healthcare Investors, Inc.A		229,000	$5,248

CONVERTIBLE PREFERRED STOCKS—2.88% (Cost $10,958)
INDUSTRIALS—2.88%
Airlines—2.88%
Continental Airlines Finance Trust II, 6.00%, Due 11/15/2030		321,250	10,641

	Par AmountE
	(000’s)
CONVERTIBLE OBLIGATIONS—5.31%
Industrials—5.31%
Marine Harvest ASA, 4.50%, Due 2/23/2015	EUR	$5,200	7,719
Pescanova S.A.,
5.125%, Due 4/20/2017	EUR	2,250	2,871
8.75%, Due 2/17/2019	EUR	4,500	6,241
Rexlot Holdings Ltd, 6.00%, Due 9/28/2016	HKD	20,000	2,793

Total Convertible Obligations (Cost $17,551)			19,624

CORPORATE OBLIGATIONS—81.32%
Financials—10.27%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018B	EUR	7,300	9,066
Logo Merger Sub Corp., 8.375%, Due 10/15/2020B		9,000	9,135

Nuveen Investments, Inc.,
9.125%, Due 10/15/2017B		4,000	3,970
9.50%, Due 10/15/2020B		5,000	5,050
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024A,B		3,000	3,218
Ono Finance II plc, 11.125%, Due 7/15/2019B	EUR	6,500	7,524

			28,828

Industrials—66.89%
ADS Tactical, Inc., 11.00%, Due 4/1/2018B		9,200	9,108
Alliance HealthCare Services, Inc., 8.00%, Due 12/1/2016		8,700	7,700
Calpine Corp., 7.875%, Due 1/15/2023B		5,850	6,523
Ceridian Corp., 11.25%, Due 11/15/2015		5,500	5,363
CityCenter Holdings LLC., 10.75%, Due 1/15/2017C		4,365	4,703
Ducommun, Inc., 9.75%, Due 7/15/2018		7,385	7,847
Eileme 2 AB, 11.75%, Due 1/31/2020B	EUR	6,400	9,540
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019		3,150	2,843
Goodman Networks, Inc., 12.375%, Due 7/1/2018B		7,300	8,012
Griffey Intermediate Inc., 7.00%, Due 10/15/2020B		8,600	8,729
HCA, Inc., 7.50%, Due 2/15/2022		8,700	9,896
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019		8,800	8,536
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020B		6,000	6,240
Merge Healthcare, Inc., 11.75%, Due 5/1/2015		3,900	4,154
MGM Resorts International, 7.75%, Due 3/15/2022		6,000	6,315
Moto Finance plc, 10.25%, Due 3/15/2017B	GBP	4,350	6,795
Multiplan, Inc., 9.875%, Due 9/1/2018B		3,600	3,987
NESCO LLC., 11.75%, Due 4/15/2017B C		8,500	9,148
Nord Anglia Education UK Holdings plc, 10.25%, Due 4/1/2017B		8,750	9,581
North Atlantic Trading Co.,
11.50%, Due 7/15/2016B		1,000	1,030
11.00%, Due 1/15/2017B		7,500	7,950

	Par AmountE		Fair Value
	(000’s)		(000’s)
Obrascon Huarte Lain S.A.,
8.75%, Due 3/15/2018	EUR	$2,100	$2,950
7.625%, Due 3/15/2020	EUR	4,500	5,926
OTE plc, 4.625%, Due 5/20/2016	EUR	8,150	8,824
Quality Distribution LLC, 9.875%, Due 11/1/2018C		3,450	3,726
Sabre Holdings Corp., 8.35%, Due 3/15/2016		7,000	7,280
Saratoga Resources, Inc., 12.50%, Due 7/1/2016		6,515	6,515
Satmex Escrow SA de CV, 9.50%, Due 5/15/2017B D		8,895	9,406
Simmons Foods, Inc., 10.50%, Due 11/1/2017B		6,110	5,331
Syncreon Global Ireland Ltd., 9.50%, Due 5/1/2018B		10,500	10,815
Tenet Healthcare Corp., 8.00%, Due 8/1/2020		7,730	8,290
Univision Communications, Inc., 6.75%, Due 9/15/2022B		9,250	9,343
VWR Funding, Inc., 10.75%, Due 6/30/2017B	EUR	6,387	8,472
Western Areas NL, 6.40%, Due 7/2/2015	AUD	8,000	8,338
Wynn Las Vegas LLC., 5.375%, Due 3/15/2022B,C		7,500	7,950

			247,166

Utilities—4.16%
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020C		5,650	6,300
NRG Energy, Inc.,
8.25%, Due 9/1/2020		5,700	6,326
7.875%, Due 5/15/2021		2,000	2,210
6.625%, Due 3/15/2023B		500	518

			15,354

Total Corporate Obligations (Cost $289,104)			300,483

FOREIGN GOVERNMENT OBLIGATIONS—2.83%
Soverign/Government—2.83%
Mexican Bonos,
7.25%, Due 12/15/2016	MXN	91,000	7,596
5.00%, Due 6/15/2017	MXN	37,000	2,847

Total Foreign Government Obligations (Cost $10,251)			10,443

U.S. AGENCY OBLIGATIONS—2.98%
Federal National Mortgage Association,
1.375%, Due 11/15/2016		1,000	1,032
1.25%, Due 1/30/2017		7,750	7,976
0.875%, Due 12/20/2017		2,000	2,012

Total U.S. Agency Obligations (Cost $10,860)			11,020

U.S. TREASURY OBLIGATIONS—0.34% (Cost $1,254)
U.S. Treasury Note, 0.875%, Due 2/28/2017		1,250	1,270

	Shares
SHORT-TERM INVESTMENTS—0.74% (Cost $2,752)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,751,625	2,752

TOTAL INVESTMENTS—97.82% (Cost $347,761)		361,481
OTHER ASSETS, NET OF LIABILITIES—2.18%		8,029

TOTAL NET ASSETS—100.00%		$369,510

Percentages are stated as a percent of net assets.

A	REIT—Real Estate Investment Trust.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $155,867 or 42.18% of net assets. The Fund has no right to demand registration of these securities.

C	Limited Liability Company.
D	Non-income producing security.
E	In U.S. dollars unless otherwise noted.

Futures Contracts Open on November 30, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
GBP Currency Future	Short	41	December, 2012	$(4,106)	$10
Euro Currency Future	Short	433	December, 2012	(70,363)	(620)
AUD Currency Future	Short	83	December, 2012	(8,640)	(43)

				$(83,109)	$(653)

OTC swap agreements outstanding on November 30, 2012:

Credit Default Swaps on Corporate Issues–Sell Protection (1):

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at 11/30/2012(2)	Notional Amount (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Delta Airline	GLM	5.000%	12/20/2016	6.6980%	$1,000,000	$174	$118	$56
Delta Airline	GLM	5.000%	3/20/2017	6.7542%	1,000,000	101	41	60
Delta Airline	GLM	5.000%	3/20/2017	6.7542%	1,000,000	120	60	60
Delta Airline	JPM	5.000%	6/20/2017	6.8061%	2,000,000	214	86	128
Delta Airline	FBF	5.000%	6/20/2017	6.8061%	2,000,000	222	94	128
Delta Airline	GLM	5.000%	6/20/2017	6.8061%	1,000,000	124	60	64
Delta Airline	JPM	5.000%	9/20/2017	6.8530%	2,000,000	226	89	137
Delta Airline	FBF	5.000%	12/20/2017	6.8955%	2,000,000	153	8	145

						$1,334	$556	$778

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:
GLM	Goldman Sachs Bank USA
JPM	JP Morgan Chase Bank, N.A.
FBF	Credit Suisse Bank

Currency Abbreviations:
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over-the-Counter

American Beacon Flexible Bond Fund

Schedule of Investments

November 30, 2012 (Unaudited)

	Par AmountH		Fair Value
	(000’s)		(000’s)
CORPORATE OBLIGATIONS—27.47%
Financials—19.67%
Alexandria Real Estate Equities, Inc., 4.60%, Due 4/1/2022A		$50	$54
American International Group, Inc., 8.25%, Due 8/15/2018		235	306
Asian Development Bank,
2.75%, Due 5/21/2014		500	517
2.00%, Due 8/29/2017	NOK	400	70
Bank of America Corp.,
6.50%, Due 8/1/2016		285	331
5.75%, Due 12/1/2017		60	69
Bank of America NA, 5.30%, Due 3/15/2017		250	279
Barclays Bank PLC,
6.75%, Due 2/24/2014	AUD	300	323
5.20%, Due 7/10/2014		250	266
BNP Paribas S.A., 1.250%, Due 1/10/2014B		250	251
Cie de Financement Foncier, 2.25%, Due 3/7/2014C		200	203
Citigroup, Inc.,
6.375%, Due 8/12/2014		360	390
5.50%, Due 10/15/2014		50	54
6.125%, Due 5/15/2018		60	72
Danske Bank A/S,
1.390%, Due 4/14/2014B C		200	198
3.875%, Due 4/14/2016C		200	210
Derwent Cap Jersey LTD, 2.75%, Due 7/15/2016	GBP	100	178
Dexia Credit Local S.A., 2.75%, Due 4/29/2014		250	254
DNB Bank ASA, 3.20%, Due 4/3/2017C		200	213
Eksportfinans ASA,
3.00%, Due 11/17/2014		50	50
2.375%, Due 5/25/2016		100	95
European Investment Bank,
1.625%, Due 3/15/2013		180	181
2.875%, Due 3/15/2013		290	292
1.25%, Due 9/17/2013		395	398
6.75%, Due 6/13/2017	RUB	3,766	125
6.00%, Due 12/7/2028	GBP	150	327
Export-Import Bank of Korea, 5.00%, Due 4/11/2022		200	235
Fifth Third Bancorp, 0.799%, Due 12/20/2016B		435	422
General Electric Capital Corp., 1.048%, Due 6/2/2014B		120	121
Goldman Sachs Group, Inc.,
0.719%, Due 7/22/2015B		420	411
7.50%, Due 2/15/2019		132	166
5.25%, Due 7/27/2021		135	154
Hartford Financial Services Group, Inc., 6.625%, Due 4/15/2042		285	357
Henderson UK Finance plc, 7.25%, Due 3/24/2016	GBP	100	171
HSBC Bank USA, 10.00%, Due 1/5/2017	BRL	500	254
Icahn Enterprises LP., 8.00%, Due 1/15/2018D		—	—
ING Bank N.V.,
1.645%, Due 10/18/2013C E		180	181
1.808%, Due 6/9/2014B C		565	567
Jones Lang LaSalle, Inc., 4.40%, Due 11/15/2022		30	31
JP Morgan Chase Bank, NA, 0.867%, Due 5/31/2017E	EUR	400	501
JPMorgan Chase & Co.,
1.116%, Due 1/24/2014B		120	121
4.40%, Due 7/22/2020		10	11
Kookmin Bank, 7.25%, Due 5/14/2014		100	108
Landwirtschaftliche Rentenbank,
0.33%, Due 2/12/2013B C E		180	180
3.25%, Due 3/15/2013		215	217
Lloyds Banking Group PLC, 5.49%, Due 10/1/2014E	AUD	100	106
Merrill Lynch & Co. Inc, 7.75%, Due 5/14/2038		100	131
Metinvest BV, 10.25%, Due 5/20/2015C		100	102

	Par AmountH		Fair Value
	(000’s)		(000’s)
Morgan Stanley,
1.293%, Due 4/29/2013B,E		$56	$56
2.81%, Due 5/14/2013B,E		140	141
4.75%, Due 3/22/2017		130	141
7.60%, Due 8/8/2017	NZD	430	379
6.25%, Due 8/28/2017		145	163
National Australia Bank Ltd, 1.60%, Due 8/7/2015		250	254
Nordic Investment Bank, 2.125%, Due 8/9/2017	NOK	400	71
Santander US Debt SAU, 3.724%, Due 1/20/2015C		200	201
Scotland International Finance No 2 BV, 4.25%, Due 5/23/2013C		195	197
Societe Generale NA, Inc., 4.58%, Due 10/20/2014E	AUD	250	261
Springleaf Finance Corp., 5.75%, Due 9/15/2016		100	90
Standard Bank Plc, 8.125%, Due 12/2/2019		100	112
Standard Chartered plc,
5.50%, Due 11/18/2014C		100	108
3.85%, Due 4/27/2015C		300	317
Swire Properties Mtn., 4.375%, Due 6/18/2022		200	219
Temasek Financial I Ltd., 3.375%, Due 7/23/2042		250	245
The Korea Development Bank, 3.00%, Due 9/14/2022		200	202
UBS AG, 5.875%, Due 12/20/2017		300	357
United Overseas Bank Ltd., 5.375%, Due 9/3/2019C E		100	106
Virgin Media Finance plc, 4.875%, Due 2/15/2022		200	206

			14,079

Industrials—7.62%
African Export Import BA, 5.75%, Due 7/27/2016		347	376
American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017C		44	49
ARAMARK Corp., 3.813%, Due 2/1/2015B		50	50
ArcelorMittal, 4.25%, Due 8/5/2015		210	212
BAA SH PLC., 7.125%, Due 3/1/2017	GBP	70	121
BRF—Brasil Foods S.A., 5.875%, Due 6/6/2022C		200	220
British Telecommunications plc, 1.504%, Due 12/20/2013E		200	201
Carnival plc, 4.25%, Due 11/27/2013	EUR	125	167
Case New Holland, Inc., 7.75%, Due 9/1/2013		60	63
Chesapeake Energy Corp.,
7.625%, Due 7/15/2013		150	155
6.775%, Due 3/15/2019		21	21
China Resources Cement Holdings Ltd., 2.125%, Due 10/5/2017		200	199
Continental Airlines 2012-2 Class A Pass Thru Certificates, 4.00%, Due 4/29/2026		100	105
CSN Islands XII Corp., 7.00%, Due 12/31/2049C		100	103
Digicel Ltd., 7.00%, Due 2/15/2020C		400	422
DuPont Fabros Technology LP, 8.50%, Due 12/15/2017D		45	49
Fidelity National Information Services, Inc., 5.00%, Due 3/15/2022		150	157
Ford Motor Credit Co. LLC, 5.00%, Due 5/15/2018F		200	219
FTI Consulting, Inc., 6.00%, Due 11/15/2022C		30	31
Gibraltar Industries, Inc., 8.00%, Due 12/1/2015		50	51
Heathrow Funding Ltd., 2.50%, Due 6/25/2017C		200	207
Hewlett-Packard Co., 4.65%, Due 12/9/2021		140	135
Hospitality Properties Trust, 5.00%, Due 8/15/2022A		40	43
Ineos Finance plc, 9.00%, Due 5/15/2015C		145	155
Jaguar Land Rover plc, 8.125%, Due 5/15/2018	GBP	100	176
Marriott International, Inc.,
3.00%, Due 3/1/2019		75	78
3.25%, Due 9/15/2022		30	30
Network Rail Infrastructure Finance plc, 1.75%, Due 3/18/2013		205	206
Noble Group Ltd., 8.50%, Due 5/30/2013		100	103
Packaging Corp of America, 3.90%, Due 6/15/2022		25	26
Petronas Global Sukuk Ltd., 4.25%, Due 8/12/2014		—	0
Plains Exploration & Production Co., 6.50%, Due 11/15/2020		80	82
Prospect Medical Holdings, Inc., 8.375%, Due 5/1/2019C		50	52
PTT Global Chemical PCL, 4.25%, Due 9/19/2022		200	206
Reynolds Group Issuer Inc,
7.125%, Due 4/15/2019		100	108
7.875%, Due 8/15/2019		100	110
Rock-Tenn Co.,
3.50%, Due 3/1/2020C		20	21
4.00%, Due 3/1/2023C		20	20

	Par AmountH		Fair Value
	(000’s)		(000’s)
SandRidge Energy, Inc., 7.50%, Due 3/15/2021		$50	$52
Sinopec Group Overseas Development 2012 Ltd., 3.90%, Due 5/17/2022		200	217
Sirius XM Radio, Inc., 5.25%, Due 8/15/2022C		50	50
SP PowerAssets LTD, 2.70%, Due 9/14/2022		200	197
Sprint Nextel Corp., 7.00%, Due 8/15/2020		30	32
Tenet Healthcare Corp., 4.75%, Due 6/1/2020C		20	20
Vale S.A., 5.625%, Due 9/11/2042		100	108
Wyndham Worldwide Corp., 4.25%, Due 3/1/2022		50	52

			5,457

Utilities—0.18%
Tokyo Electric Power Co. Inc, 4.50%, Due 3/24/2014	EUR	100	131

Total Corporate Obligations (Cost $18,894)			19,667

CONVERTIBLE OBLIGATIONS—1.50%
Communications—0.04%
priceline.com, Inc., 1.00%, Due 3/15/2018 C		29	32

Financials—0.15%
Billion Express Investment Ltd, 0.75%, Due 10/18/2015		100	106

Industrials—1.09%
ArcelorMittal, 5.00%, Due 5/15/2014		196	200
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014		100	122
Lukoil International Finance BV, 2.625%, Due 6/16/2015		100	112
Microsoft Corp., 0.01%, Due 6/15/2013C		100	101
Seadrill Ltd., 3.375%, Due 10/27/2017		100	135
Shire plc, 2.75%, Due 5/9/2014		100	110

			780

Sovereign/Government—0.22%
KFW, 1.50%, Due 7/30/2014	EUR	100	157

Total Convertible Obligations (Cost $1,039)			1,075

FOREIGN GOVERNMENT OBLIGATIONS—18.42%
Buoni del Tesoro Poliennali, 2.35%, Due 9/15/2035	EUR	236	251
Comunidad De Madrid,
4.305%, Due 3/6/2014	EUR	100	129
4.20%, Due 9/24/2014	EUR	200	251
France (Gov’t OF) Bond, 4.50%, Due 4/25/2041	EUR	80	132
Hungary Government Bond,
5.50%, Due 2/12/2016	HUF	170,000	770
7.50%, Due 11/12/2020	HUF	30,000	145
Instituto de Credito Oficial, 2.375%, Due 3/4/2013	USD	200	199
Italy Government International Bond, 3.125%, Due 1/26/2015	USD	200	203
KFW, 1.875%, Due 1/14/2013	USD	160	160
KommunalBanken AS, 1.375%, Due 6/8/2017	USD	200	204
Korea Treasury Bond,
3.00%, Due 12/10/2013	KRW	352,000	326
5.75%, Due 9/10/2018	KRW	574,000	608
Malaysia Government Bond,
3.702%, Due 2/25/2013	MYR	2,015	664
5.094%, Due 4/30/2014	MYR	575	194
Mexican Bonos,
7.00%, Due 6/19/2014	MXN	11,200	894
8.00%, Due 12/7/2023	MXN	2,500	232
8.50%, Due 5/31/2029		17,310	1,657
8.50%, Due 11/18/2038	MXN	4,350	416
Namibia International, 5.50%, Due 11/3/2021	USD	200	222
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	350	343
Obrigacoes do Tesouro,
4.375%, Due 6/16/2014	EUR	100	131
3.85%, Due 4/15/2021	EUR	260	262
4.95%, Due 10/25/2023	EUR	205	214

	Par AmountH		Fair Value
	(000’s)		(000’s)
Poland Government Bond,
5.25%, Due 10/25/2020	PLN	$3,045	$1,061
5.75%, Due 9/23/2022	PLN	940	342
Republic of Ireland Treasury, 4.50%, Due 4/18/2020	EUR	255	334
Republic of Portugal, 3.50%, Due 3/25/2015C	USD	200	188
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	3,690	418
6.50%, Due 2/28/2041	ZAR	3,560	319
Turkey Government Bond, 9.00%, Due 3/5/2014	TRY	1,505	874
UK Treasury Bond, 1.75%, Due 9/7/2022	GBP	80	128
United Kingdom Gilt, 4.50%, Due 3/7/2013	GBP	475	769
Uruguay Government International Bond, 4.375%, Due 12/15/2028	UYU	2,429	147

Total Foreign Government Obligations (Cost $12,610)			13,187

ASSET-BACKED SECURITIES—0.76%
Avenue CLO Fund Ltd., 0.66%, Due 2/15/2017, 2004 1A A1LB C		99	99
Carrington Mortgage Loan Trust, 0.308%, Due 5/25/2036, 2006 RFC1 A2B		30	30
KGS Alpha SBA, 0.766%, Due 8/25/2038, COOF 8/37 1I		5,000	212
Landmark CDO Ltd., 0.890%, Due 1/15/2016, 2003 3A A1LB C		13	13
Oakwood Mortgage Investors, Inc., 6.61%, Due 2/15/2021, 2001 C A3		340	183
Residential Asset Securities Corp., 0.788%, Due 7/25/2033, 2003 KS5 AIIBB		10	8

Total Asset-Backed Securities (Cost $518)			545

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS—5.57%
Adjustable Rate Mortgage Trust, 3.107%, Due 9/25/2035, 2005 5 2A1		95	87
American Home Mortgage Investment Trust,
2.533%, Due 10/25/2034, 2004 3 5AB		96	96
2.027%, Due 9/25/2045, 2005 2 4A1B		11	10
Banc of America Alternative Loan Trust, 0.608%, Due 5/25/2035, 2005 4 CB6B		101	73
Banc of America Mortgage Securities, Inc., 3.627%, Due 7/20/2032, 2002 G1A3B		25	26
Bear Stearns Adjustable Rate Mortgage Trust,
2.831%, Due 11/25/2030, 2000 2 A1		63	65
2.764%, Due 8/25/2033, 2003 5 2A1B		140	142
3.005%, Due 8/25/2033, 2003 5 1A1B		58	58
3.109%, Due 4/25/2034, 2004 1 22A1B		56	55
3.477%, Due 11/25/2034, 2004 9 22A1B		35	35
2.47%, Due 10/25/2035, 2005 9 A1B		79	75
Bear Stearns Alt-A Trust,
2.993%, Due 9/25/2034, 2004 9 2A1B		208	179
2.961%, Due 11/25/2036, 2006 6 32A1		137	87
Chase Mortgage Finance Corp.,
2.936%, Due 2/25/2037, 2007 A1 7A1		66	66
3.031%, Due 2/25/2037, 2007 A1 1A5		66	66
Citigroup Mortgage Loan Trust, Inc.,
2.689%, Due 8/25/2035, 2005 3 2A2A		67	67
1.99%, Due 9/25/2035, 2005 6 A3B		68	68
Countrywide Alternative Loan Trust,
0.658%, Due 8/25/2033, 2003 15T2 A2B		19	19
5.50%, Due 10/25/2033, 2003 20CB 1A4		165	167
6.00%, Due 10/25/2033, 2003 J2 A1		35	36
0.488%, Due 2/25/2037, 2005 81 A1B		22	14
0.418%, Due 7/20/2046, 2006 OA9 2A1AB		18	9
0.398%, Due 9/25/2046, 2006 OA11 A1BB		23	15
Countrywide Home Loan Mortgage Pass Through Trust,
2.990%, Due 6/25/2033, 2003 27 A1B		67	68
0.968%, Due 9/25/2034, 2004 16 1A4AB		63	55
0.498%, Due 4/25/2035, 2005 3 2A1B		282	200
0.438%, Due 5/25/2035, 2005 9 1A3B		179	137
Credit Suisse First Boston Mortgage Securities Corp., 2.876%, Due 9/25/2034, 2004 AR8 2A1		59	60
Fastnet Securities plc, 0.666%, Due 3/10/2050, 4 A1B	EUR	142	184
First Horizon Asset Securities, Inc., 2.536%, Due 2/25/2034, 2004 AR1 2A1B		85	85

	Par AmountH	Fair Value
	(000’s)	(000’s)
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	$5	$5
2.559%, Due 6/25/2034, 2004 7 3A1	60	59
5.133%, Due 11/25/2035, 2005 AR7 6A1B	68	67
LB-UBS Commercial Mortgage Trust, 0.452%, Due 9/15/2045, 2007 C7 XW	1,560	22
Morgan Stanley ABS Capital I, 0.258%, Due 7/25/2036, 2006 A2FPB	90	33
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2C	142	153
Residential Asset Securitization Trust, 2.850%, Due 12/25/2034, 2004 IP2 4A	117	117
Structured Adjustable Rate Mortgage Loan Trust,
2.805%, Due 5/25/2034, 2004 5 3A2	88	88
2.786%, Due 7/25/2034, 2004 8 3AB	85	83
Structured Asset Mortgage Investments, Inc., 0.438%, Due 5/25/2045, 2005 AR2 2A1B	125	89
Structured Asset Securities Corp., 5.50%, Due 5/25/2035, 2005 6 2A14	152	150
Vanderbilt Mortgage Finance, 8.525%, Due 3/7/2025, 2000 B IA4	38	39
WaMu Mortgage Pass Through Certificates,
2.473%, Due 3/25/2035, 2005 AR3 A1	63	60
1.872%, Due 12/19/2039, 2001 AR5 1A	126	126
0.438%, Due 4/25/2045, 2005 AR6 2A1AB	183	171
0.528%, Due 7/25/2045, 2005 AR9 A1AB	112	105
0.478%, Due 12/25/2045, 2005 AR17 A1A1B	183	167
Washington Mutual MSC Mortgage Pass-Through Certificates, 2.343%, Due 2/25/2033, 2003 AR1 2AB	4	4
Wells Fargo Mortgage Backed Securities Trust, 2.685%, Due 3/25/2035, 2005 AR3 2A1B	144	146

Total Non-Agency Mortgage-Backed Obligations (Cost $3,416)		3,988

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—0.03% (Cost $23)
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	21	23

U.S. TREASURY OBLIGATIONS—29.14%
U.S. Treasury Bonds—8.87%
2.00%, Due 11/15/2021	700	734
3.875%, Due 4/15/2029 G	718	1,204
4.375%, Due 5/15/2041	325	434
2.375%, Due 1/15/2025 G	1,755	2,391
2.375%, Due 1/15/2027 G	184	256
1.75%, Due 1/15/2028 G	663	868
2.50%, Due 1/15/2029 G	323	467

		6,354

U.S. Treasury Notes—20.27%
1.375%, Due 2/15/2013	800	802
3.125%, Due 4/30/2013	1,000	1,012
1.375%, Due 5/15/2013	350	352
0.375%, Due 6/30/2013	100	100
0.375%, Due 7/31/2013	500	501
0.75%, Due 8/15/2013	600	602
0.75%, Due 9/15/2013	1,100	1,105
0.125%, Due 9/30/2013	200	200
0.50%, Due 10/15/2013	1,700	1,704
0.25%, Due 10/31/2013	300	300
2.00%, Due 11/30/2013	1,000	1,018
1.875%, Due 4/30/2014	1,000	1,023
2.00%, Due 7/15/2014 G	368	388
0.25%, Due 8/31/2014	1,000	1,000
1.625%, Due 1/15/2015 G	121	129
1.00%, Due 8/31/2019	1,400	1,402
2.00%, Due 1/15/2026 G	117	154
1.75%, Due 5/15/2022	100	102

1.625%, Due 8/15/2022	2,600	2,614

		14,508

Total U.S. Treasury Obligations (Cost $20,624)		20,862

SHORT-TERM INVESTMENTS—14.04%
Other Investment Companies—8.93%

	Shares	Fair Value
		(000’s)
JPMorgan U.S. Government Money Market Fund, Capital Class	6,394,733	$6,395

	Par Amount
	(000’s)
Certificates Of Deposit—0.70%
Banco do Brasil S.A., 0.01%, Due 3/26/2013	$250	250
Itau Unibanco Holding SA, 0.01%, Due 3/26/2013	250	249

		499

U.S. Treasury Bills—4.41%
0.09%, Due 12/13/2012	2,185	2,185
0.01%, Due 11/14/2013	515	514
0.176%, Due 7/25/2013	460	460

		3,159

Total Short-Term Investments (Cost 10,050)		10,053

TOTAL INVESTMENTS—96.93% (Cost $67,263)		69,400
PURCHASED OPTIONS—0.04% (Cost $88)		26
WRITTEN OPTIONS—(0.12%)		(89)
OTHER ASSETS, NET OF LIABILITIES—3.15%		2,266

TOTAL NET ASSETS—100.00%		$71,603

Percentages are stated as a percent of net assets.

A	REIT—Real Estate Investment Trust.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,531 or 6.33% of net assets. The Fund has no right to demand registration of these securities.

D	Limited Partnership.
E	Variable rate.
F	Limited Liability Company.
G	Inflation-Indexed Note.
H	In U.S. dollars unless otherwise noted.
I	Valued at Fair Value pursuant to procedures approved by Board of Trustees.

Futures Contracts Open on November 30, 2012

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Canadian Bankers Acceptance December Futures	Long	21	December, 2012	$5,216,996	$(5,805)
3-Month Canadian Bankers Acceptance March Futures	Short	21	March, 2013	5,218,582	7,013
3-Month Canadian Bankers Acceptance March Futures	Long	6	March, 2014	1,489,664	2,466
3-Month Canadian Bankers Acceptance June Futures	Short	6	June, 2014	1,488,909	(2,492)
3-Month Sterling Interest Rate December Futures	Long	5	December, 2013	995,367	(481)
3-Month Sterling Interest Rate March Futures	Short	22	March, 2014	6,609	(1,872)
3-Month Sterling Interest Rate March Futures	Short	5	March, 2014	995,066	501
3-Month Sterling Interest Rate March Futures	Short	15	March, 2015	2,979,191	3,645
90 Day Eurodollar March Futures	Long	10	March, 2013	2,492,000	6,875
90 Day Eurodollar September Futures	Short	10	September, 2013	2,491,250	(6,675)
90 Day Eurodollar December Futures	Short	21	December, 2015	5,208,000	(5,037)
Euro OAT December Futures	Short	32	December, 2012	5,703,911	(92,690)
Euro OAT December Futures	Short	7	December, 2012	1,247,731	(27,234)

German Euro Bond December Futures	Short	22	December, 2012	$4,085,679	$(33,555)
German Euro Bond December Futures	Short	1	December, 2012	185,713	(819)
German Euro Bond December Futures	Short	52	December, 2012	7,492,861	(7,158)
OMX Riksbank (RIBA) December Futures	Long	52	December, 2013	65,104	1,414
UK Long GILT March Futures	Short	1	March, 2013	191,223	(1,121)
U.S. Treasury Bond ULTRA LNG March Futures	Short	2	March, 2013	331,875	2,219
U.S. Treasury 5 Year Note March Futures	Short	4	March, 2013	498,875	(1,219)
U.S. Treasury 10 Year Note March Futures	Short	25	March, 2013	3,341,016	(10,547)
U.S. Treasury 30 Year Note March Futures	Short	6	March, 2013	900,375	(94)

				$52,625,997	$(172,666)

Centrally cleared swap agreements outstanding on November 30, 2012:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month JPY-LIBOR	0.500%	1/15/2016	JPY	$490,000,000	$(14,412)	$(17,582)	$(31,994)
Receive	3-Month USD-LIBOR	1.500%	6/20/2017	USD	3,200,000	(22,133)	(99,087)	(121,220)
Receive	3-Month USD-LIBOR	1.000%	6/20/2022	USD	6,200,000	90,817	56,986	147,803
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	USD	5,100,000	70,813	(111,230)	(40,417)
Receive	6-Month AUD-BBSW	1.000%	3/15/2023	AUD	1,400,000	(24,539)	45,240	20,701
Receive	6-Month AUD-BBSW	3.750%	3/15/2023	AUD	200,000	(591)	(841)	(1,432)
Receive	6-Month JPY-LIBOR	2.500%	6/15/2032	JPY	180,000,000	(26,909)	24,864	(2,045)
Receive	3-Month USD-LIBOR	1.000%	12/19/2042	USD	3,200,000	33,894	16,668	50,562

						$106,940	$(84,982)	$21,958

OTC Swap Agreements Outstanding on November 30, 2012:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month AUD-BBSW	CBK	4.750%	6/15/2022	AUD	1,500,000	$(8,926)	$136,348	$127,422
Receive	6-Month AUD-BBSW	DUB	4.750%	6/15/2022	AUD	600,000	(3,414)	54,382	50,968
Receive	1-Month USD-LIBOR	GLM	0.783%	7/10/2016	USD	2,200,000	430	5,724	6,154
Receive	1-Year BRL-CDI	GLM	9.930%	1/2/2015	BRL	800,000	2,865	13,915	16,780
Pay	1-Year BRL-CDI	MYC	10.605%	1/2/2012	BRL	4,300,000	29,554	88,012	117,566
Pay	1-Year BRL-CDI	BRC	10.115%	1/2/2015	BRL	3,100,000	—	70,713	70,713

							$20,509	$369,094	$389,603

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Index/Obligation	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 11/30/2012(3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Credit Agricole SA	GLM	-1.000%	12/20/2016	1.353%	$50,000	$4,065	$(3,170)	$895
Credit Agricole SA	DUB	-1.000%	12/20/2016	1.353%	150,000	13,371	(10,685)	2,686
Credit Agricole SA	CBK	-1.000%	06/20/2017	1.527%	100,000	15,219	(12,333)	2,886
DDR Corporation	BOA	-1.000%	09/20/2017	1.719%	400,000	2,441	(528)	1,913
KIMCO Realty
Corporation	BOA	-5.000%	09/20/2017	1.152%	200,000	461	(256)	205
Chesapeake Energy
Corporation	BOA	-5.000%	06/20/2014	2.715%	120,000	1,330	(5,517)	(4,187)

						$36,887	$(32,489)	$(4,398)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Index/Obligation	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 11/30/2012(3)	Notional Amount (4)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Republic of Italy	FBF	-1.000%	06/20/2017	2.299%	$200,000	$(24,630)	$13,559	$(11,071)
NRG Energy, Inc.	CBK	-5.000%	06/20/2017	3.649%	40,000	(2,224)	4,477	2,253
Citibank N.A, NY	FBF	-1.000%	09/20/2014	0.581%	100,000	(1,062)	1,819	757

						$(27,916)	$19,855	$(8,061)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Obligation	Counterparty	Fixed Pay Rate	Maturity Date	Curr	Notional Amount (4)	Premiums Paid	Unrealized Appreciation (Depreciation)	Fair Value (5)
iTraxx Europe 16
Index	MYC	(5.000)%	12/20/2017	EUR	$280,000	$9,994	$(10,549)	$(555)
iTraxx Europe 16
Index	BRC	(5.000)%	12/20/2017	EUR	800,000	10,082	(11,667)	(1,585)
iTraxx Europe 16
Index	FBF	(5.000)%	6/20/2017	GBP	800,000	8,414	(37,725)	(29,311)

						$28,490	$(59,941)	$(31,451)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Purchased options outstanding on November 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premium Paid	Unrealized Appreciation (Depreciation)
Put-OTC 25-Year IRS	GLM	3-Month USD-LIBOR	Pay	3.750%	1/14/2013	$300,000	$171	$11,267	$11,096

							$171	$11,267	$11,096

Options on Exchange-Traded Future Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Fair Value	Cost	Unrealized Appreciation (Depreciation)
Put - U.S. Treasury Notes – 10 Year Future	$390.63	2/22/2013	16	$6,250	$15,000	$(8,750)
Put - U.S. Treasury Notes – 10 Year Future	250.00	2/22/2013	16	4,000	5,000	(1,000)
Put - CME 90-Day Eurodollar September Future	22.50	9/16/2013	40	2,250	12,250	(10,000)
Put - CME 90-Day Eurodollar September Future	37.50	12/16/2013	98	9,188	28,125	(18,937)
Put - CME 90-Day Eurodollar September Future	107.50	12/15/2014	15	$4,031	$16,313	(12,282)

				$25,719	$76,688	$(50,969)

Written options outstanding on November 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premium	Unrealized Appreciation/ (Depreciation)
Put - OTC 5-Year IRS	GLM	3-Month USD-LIBOR	3.750%	1/14/2013	$1,100,000	$(65)	$(13,640)	$13,575

						$(65)	$(13,640)	$13,575

Options on Exchange-Traded Future Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Fair Value	Cost	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Notes - 10 Year Future	$31.25	12/21/2012	16	$(500)	$(6,500)	$6,000
Put - U.S. Treasury Notes - 10 Year Future	156.25	2/22/2013	32	(5,000)	(10,250)	5,250
Put - CME 90-Day Eurodollar September Future	17.50	9/16/2013	40	(1,750)	(9,750)	8,000
Put - CME 90-Day Eurodollar December Future	30.00	12/16/2013	98	(7,350)	(23,825)	16,475
Put - CME 90-Day Eurodollar September Future	115.00	9/15/2014	29	(8,337)	(9,225)	888
Call - CME 90-Day Eurodollar December Future	132.50	12/15/2014	30	(9,938)	(3,375)	(6,563)
Put - CME 90-Day Eurodollar December Future	70.00	12/15/2014	15	(2,625)	(12,375)	9,750

				$(35,500)	$(75,300)	$39,800

Forward Currency Contracts Open at November 30, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	430,000	1/15/2013	JPM	$6,685	$—	$6,685
Buy	AUD	104,500	2/20/2013	JPM	79	—	79
Buy	AUD	104,500	2/20/2013	JPM	1,253	—	1,253
Buy	AUD	155,500	2/14/2013	UAG	3,204	—	3,204
Sell	AUD	801,000	1/10/2013	BOA	—	(5,532)	(5,532)
Sell	AUD	22,000	1/10/2013	DUB	20	—	20
Sell	AUD	170,000	1/15/2013	GST	—	(214)	(214)
Sell	AUD	1,987,000	2/11/2013	HUS	—	(53,085)	(53,085)
Sell	AUD	163,000	2/20/2013	JPM	2,289	—	2,289
Sell	AUD	293,000	2/20/2013	JPM	2,330	—	2,330
Sell	AUD	45,150	1/15/2013	JPM	—	(34)	(34)
Sell	AUD	214,850	1/15/2013	JPM	740	—	740
Sell	AUD	548,500	2/5/2013	JPM	—	(6,340)	(6,340)
Sell	AUD	103,000	2/5/2013	JPM	354	—	354
Sell	AUD	151,000	2/20/2013	JPM	—	(402)	(402)
Sell	AUD	209,000	2/20/2013	JPM	—	(557)	(557)
Sell	AUD	155,500	2/14/2013	UAG	—	(4,313)	(4,313)
Buy	BRL	581,457	2/4/2013	BCC	—	(13,441)	(13,441)
Buy	BRL	581,457	12/4/2012	BCC	—	(13,992)	(13,992)
Buy	BRL	2,033,000	12/5/2012	HUS	—	(25,652)	(25,652)
Buy	BRL	2,033,000	3/5/2013	HUS	—	(13,380)	(13,380)
Sell	BRL	581,457	12/4/2012	BCC	13,416	—	13,416
Sell	BRL	2,033,000	12/5/2012	HUS	13,047	—	13,047
Buy	CAD	159,296	2/20/2013	JPM	998	—	998
Buy	CAD	42,000	2/4/2013	JPM	—	(231)	(231)
Buy	CAD	66,500	2/4/2013	JPM	420	—	420
Buy	CAD	208,680	1/15/2013	JPM	—	(109)	(109)
Buy	CAD	239,977	2/20/2013	JPM	2,180	—	2,180
Sell	CAD	436,000	12/20/2012	DUB	8,152	—	8,152
Sell	CAD	42,000	2/4/2013	JPM	27	—	27

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	206,176	1/15/2013	JPM	$2,627	$—	$2,627
Sell	CHF	2,040,000	1/18/2013	CBK	—	(14,709)	(14,709)
Sell	CHF	347,000	1/18/2013	JPM	—	(5,188)	(5,188)
Buy	CLP	219,610,000	2/12/2013	HUS	—	(1,899)	(1,899)
Buy	CLP	106,090,000	5/15/2013	HUS	2,078	—	2,078
Buy	CNY	262,752	2/1/2013	BCC	—	(36)	(36)
Buy	CNY	611,503	2/1/2013	BCC	1,854	—	1,854
Buy	CNY	843,500	4/7/2016	CBK	—	(12,562)	(12,562)
Buy	CNY	2,661,279	2/1/2013	DUB	5,698	—	5,698
Buy	CNY	182,323	2/1/2013	GST	119	—	119
Buy	CZK	1,071,200	2/20/2013	JPM	1,587	—	1,587
Buy	CZK	1,068,803	2/20/2013	UAG	1,722	—	1,722
Sell	CZK	664,591	2/20/2013	UAG	—	(1,005)	(1,005)
Buy	EUR	31,000	2/20/2013	JPM	945	—	945
Buy	EUR	136,500	1/15/2013	JPM	2,269	—	2,269
Buy	EUR	46,000	2/4/2013	JPM	3,095	—	3,095
Buy	EUR	72,000	2/4/2013	JPM	5,160	—	5,160
Buy	EUR	37,000	2/4/2013	JPM	402	—	402
Buy	EUR	63,000	2/20/2013	JPM	235	—	235
Buy	EUR	42,000	2/20/2013	JPM	356	—	356
Buy	EUR	103,000	12/5/2012	JPM	175	—	175
Buy	EUR	84,000	1/15/2013	JPM	1,003	—	1,003
Buy	EUR	26,000	2/20/2013	UAG	582	—	582
Buy	EUR	52,500	2/20/2013	UAG	196	—	196
Sell	EUR	1,294,000	1/15/2013	BOA	—	(1,155)	(1,155)
Sell	EUR	483,000	2/5/2013	CBK	—	(1,755)	(1,755)
Sell	EUR	30,000	1/15/2013	DUB	—	(222)	(222)
Sell	EUR	101,000	2/14/2013	GFX	—	(2,171)	(2,171)
Sell	EUR	306,000	1/15/2013	GLM	—	(2,116)	(2,116)
Sell	EUR	3,937,000	2/5/2013	HUS	—	(56,630)	(56,630)
Sell	EUR	46,000	2/5/2013	HUS	—	(957)	(957)
Sell	EUR	246,000	2/5/2013	HUS	—	(4,363)	(4,363)
Sell	EUR	69,000	2/5/2013	HUS	—	(21)	(21)
Sell	EUR	72,838	2/20/2013	JPM	—	(1,065)	(1,065)
Sell	EUR	39,000	2/4/2013	JPM	—	(1,120)	(1,120)
Sell	EUR	105,000	2/20/2013	JPM	—	(276)	(276)
Sell	EUR	7,000	2/4/2013	JPM	—	(76)	(76)
Sell	EUR	136,500	1/15/2013	JPM	28	—	28
Sell	EUR	37,000	2/4/2013	JPM	—	(102)	(102)
Sell	EUR	42,000	2/20/2013	JPM	—	(1,026)	(1,026)
Sell	EUR	103,000	3/1/2013	JPM	—	(175)	(175)
Sell	EUR	140,000	12/18/2012	JPM	—	(2,580)	(2,580)
Sell	EUR	84,000	1/15/2013	JPM	876	—	876
Sell	EUR	103,000	12/5/2012	JPM	—	(2,527)	(2,527)
Sell	EUR	116,000	2/8/2013	JPM	—	(2,797)	(2,797)
Sell	EUR	42,000	2/20/2013	UAG	—	(1,284)	(1,284)
Sell	EUR	52,500	2/20/2013	UAG	—	(145)	(145)
Sell	EUR	150,000	2/5/2013	UAG	—	(1,456)	(1,456)
Sell	EUR	134,000	2/14/2013	UAG	—	(1,209)	(1,209)
Buy	GBP	577,000	12/13/2012	HUS	3,193	—	3,193
Buy	GBP	27,000	2/4/2013	JPM	852	—	852
Buy	GBP	42,500	2/4/2013	JPM	1,831	—	1,831
Buy	GBP	80,000	12/5/2012	JPM	—	(30)	(30)
Buy	GBP	66,495	12/18/2012	JPM	476	—	476
Sell	GBP	431,000	12/12/2012	FBF	—	(5,632)	(5,632)
Sell	GBP	110,000	12/13/2012	HUS	1,480	—	1,480
Sell	GBP	27,000	2/4/2013	JPM	350	—	350
Sell	GBP	80,000	3/1/2013	JPM	27	—	27
Sell	GBP	108,000	12/18/2012	JPM	126	—	126
Sell	GBP	63,500	12/18/2012	JPM	74	—	74
Sell	GBP	3,000	12/18/2012	JPM	12	—	12
Sell	GBP	80,000	12/5/2012	JPM	—	(413)	(413)
Sell	GBP	112,000	2/8/2013	JPM	—	(560)	(560)
Sell	GBP	210,500	2/14/2013	UAG	967	—	967
Sell	GBP	106,500	2/14/2013	UAG	489	—	489

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	3,877,473	3/28/2013	UAG	$394	$—	$394
Buy	IDR	1,231,458,000	1/30/2013	BCC	3,113	—	3,113
Sell	IDR	1,235,075,000	1/30/2013	BCC	—	(877)	(877)
Buy	INR	23,000,000	3/21/2013	HUS	—	(769)	(769)
Buy	INR	23,000,000	3/21/2013	HUS	—	(243)	(243)
Buy	JPY	4,277,572	2/20/2013	GST	—	(70)	(70)
Buy	JPY	11,200,350	2/20/2013	JPM	—	(416)	(416)
Sell	JPY	37,123,000	12/10/2012	BRC	23,437	—	23,437
Sell	JPY	429,000,000	3/8/2013	CBK	141,578	—	141,578
Sell	JPY	6,772,720	2/20/2013	JPM	—	(457)	(457)
Sell	JPY	4,442,844	2/20/2013	JPM	374	—	374
Sell	JPY	4,123,558	2/20/2013	JPM	1,940	—	1,940
Buy	KRW	58,276,500	1/14/2013	GST	160	—	160
Sell	KRW	58,276,500	1/14/2013	GST	—	(376)	(376)
Sell	KRW	69,873,300	1/28/2013	JPM	—	(1,359)	(1,359)
Sell	KRW	140,414,400	12/17/2012	JPM	—	(3,591)	(3,591)
Sell	KRW	70,377,300	12/17/2012	UAG	—	(1,952)	(1,952)
Buy	MXN	42,688	12/3/2012	DUB	—	(25)	(25)
Buy	MXN	1,581,250	2/20/2013	JPM	1,871	—	1,871
Buy	MXN	1,586,666	2/20/2013	JPM	1,878	—	1,878
Buy	MXN	4,051,955	2/20/2013	JPM	4,795	—	4,795
Buy	MXN	549,181	1/28/2013	JPM	247	—	247
Buy	MXN	545,927	12/17/2012	JPM	160	—	160
Buy	MXN	1,049,271	12/17/2012	JPM	32	—	32
Buy	MXN	1,468,873	2/20/2013	JPM	2,757	—	2,757
Buy	MXN	1,695,881	2/20/2013	JPM	3,183	—	3,183
Sell	MXN	42,688	12/3/2012	BOA	—	(142)	(142)
Sell	MXN	42,688	4/3/2013	DUB	23	—	23
Sell	MXN	3,132,500	2/14/2013	UAG	—	(146)	(146)
Buy	MYR	3,299,604	1/25/2013	CBK	6,352	—	6,352
Buy	MYR	140,442	2/4/2013	JPM	1,497	—	1,497
Buy	MYR	89,618	2/4/2013	UAG	851	—	851
Sell	MYR	89,618	2/4/2013	JPM	—	(112)	(112)
Buy	NOK	255,500	2/4/2013	JPM	1,819	—	1,819
Buy	NOK	399,500	2/4/2013	JPM	3,999	—	3,999
Buy	NOK	400,000	12/5/2012	JPM	181	—	181
Buy	NOK	465,000	12/5/2012	JPM	1,908	—	1,908
Sell	NOK	255,500	2/4/2013	JPM	—	(321)	(321)
Sell	NOK	400,000	2/14/2013	JPM	—	(182)	(182)
Sell	NOK	400,000	12/5/2012	JPM	—	(1,641)	(1,641)
Sell	NOK	400,000	2/14/2013	JPM	—	(1,315)	(1,315)
Sell	NOK	465,000	12/5/2012	JPM	—	(2,861)	(2,861)
Buy	NZD	216,366	1/15/2013	GST	520	—	520
Buy	NZD	57,492	1/15/2013	JPM	138	—	138
Buy	NZD	274,299	1/15/2013	JPM	343	—	343
Sell	NZD	1,498,000	12/14/2012	CBK	—	(3,926)	(3,926)
Sell	NZD	642,000	12/14/2012	HUS	—	(4,321)	(4,321)
Sell	NZD	146,000	2/20/2013	JPM	668	—	668
Sell	NZD	195,000	2/20/2013	JPM	—	(180)	(180)
Sell	NZD	539,768	1/15/2013	JPM	—	(1,309)	(1,309)
Sell	NZD	261,000	2/20/2013	JPM	2,596	—	2,596
Sell	NZD	154,000	2/20/2013	JPM	—	(491)	(491)
Sell	PLN	131,145	2/20/2013	JPM	—	(1,876)	(1,876)
Buy	RON	335,000	2/20/2013	JPM	1,611	—	1,611
Buy	RUB	13,400,000	1/14/2013	JPM	5,389	—	5,389
Sell	RUB	3,768,868	1/23/2013	JPM	—	(3,569)	(3,569)
Buy	SEK	2,585,000	2/14/2013	FBF	6,027	—	6,027
Buy	SEK	336,373	2/4/2013	JPM	838	—	838
Buy	SEK	60,445	2/4/2013	JPM	36	—	36
Buy	SEK	282,702	2/4/2013	JPM	167	—	167
Buy	SEK	298,950	2/4/2013	JPM	176	—	176
Buy	SEK	290,928	2/4/2013	JPM	51	—	51
Buy	SEK	320,602	2/4/2013	JPM	57	—	57
Buy	SEK	189,937	2/4/2013	JPM	119	—	119
Buy	SEK	349,126	1/15/2013	JPM	—	(588)	(588)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SEK	618,690	1/15/2013	JPM	$—	$(1,320)	$(1,320)
Buy	SEK	191,426	2/4/2013	JPM	223	—	223
Buy	SEK	285,479	2/4/2013	JPM	335	—	335
Buy	SEK	455,348	2/20/2013	UAG	108	—	108
Sell	SEK	805,000	2/20/2013	JPM	—	(1,227)	(1,227)
Sell	SEK	284,648	2/4/2013	JPM	—	(311)	(311)
Sell	SEK	185,332	2/4/2013	JPM	513	—	513
Sell	SEK	381,913	2/4/2013	JPM	—	(537)	(537)
Sell	SEK	287,757	2/4/2013	JPM	6	—	6
Sell	SEK	284,499	2/4/2013	JPM	—	(232)	(232)
Sell	SEK	300,000	2/4/2013	JPM	57	—	57
Sell	SEK	452,368	2/4/2013	JPM	—	(1,626)	(1,626)
Sell	SEK	450,768	2/4/2013	JPM	—	(1,200)	(1,200)
Sell	SEK	604,809	2/4/2013	JPM	—	(2,212)	(2,212)
Sell	SEK	449,178	2/4/2013	JPM	—	(1,033)	(1,033)
Sell	SEK	320,498	2/4/2013	JPM	—	(341)	(341)
Sell	SEK	302,977	2/4/2013	JPM	—	(961)	(961)
Sell	SEK	191,300	2/4/2013	JPM	—	(204)	(204)
Sell	SEK	285,236	2/4/2013	JPM	—	(299)	(299)
Sell	SEK	863,357	2/20/2013	JPM	—	(2,492)	(2,492)
Sell	SEK	1,586,156	1/15/2013	JPM	—	(2,620)	(2,620)
Sell	SEK	453,075	2/4/2013	JPM	—	(1,483)	(1,483)
Sell	SEK	455,621	2/20/2013	UAG	—	(200)	(200)
Buy	SGD	213,373	1/25/2013	BRC	—	(394)	(394)
Buy	TRY	322,659	1/15/2013	JPM	1,998	—	1,998
Buy	TRY	51,000	2/4/2013	JPM	5	—	5
Sell	TRY	317,458	1/15/2013	JPM	—	(1,400)	(1,400)
Sell	TRY	51,000	2/4/2013	JPM	55	—	55
Buy	TWD	5,055,490	1/25/2013	DUB	—	(458)	(458)
Buy	ZAR	1,502,885	2/20/2013	JPM	—	(4,226)	(4,226)
Buy	ZAR	372,576	2/4/2013	JPM	—	(3,543)	(3,543)
Buy	ZAR	1,892,440	2/20/2013	JPM	—	(5,321)	(5,321)
Buy	ZAR	837,468	2/20/2013	JPM	—	(864)	(864)
Sell	ZAR	853,931	2/20/2013	JPM	—	(967)	(967)

					$320,663	$(333,130)	$(12,467)

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital	DUB	Deusche Bank AG	GST	Goldman Sachs International
BRC	Barclays Bank PLC	FBF	Credit Suisse International	HUS	HSBC Bank USA
BOA	Bank of America, N.A.	GFX	Credit Suisse London Branch	JPM	JP Morgan Chase Bank, N.A.
CBK	Citibank, N.A.	GLM	Goldman Sachs Bank	MYC	Morgan Stanley Capital Securities, Inc.
				UAG	UBS AG

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	RON	New Romanian Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peco	MXN	Mexico Peso	SGD	Singapore Dollar
CNY	Chinese Renminbi	MYR	Malaysian Ringgit	TRY	Turkish New Lira
EUR	Euro	NOK	Norwegian Krone	TWD	Taiwanese Dollar
GBP	British Pound	NZD	New Zealand Dollar	USD	United States Dollar
HKD	Hong Kong Dollar	PLN	Polish Zloty	UYU	Uruguayan Peso
HUF	Hungarian Forint			ZAR	South African Rand

Index Abbreviations:

iTraxx	Markit iTraxx Europe

Exchange Abbreviations:

CME	Chicago Mercantile Exchange
OTC	Over-the-Counter

Other Abbreviations:

BBSW	Australian Financial Markets Associations Bank-Bill Reference Rate
LIBOR	London Interbank Offer Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offer Rate
IRS	Interest Rate Swap

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3—Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Funds’ assets and liabilities. During the period ended November 30, 2012, there were no transfers between levels. As of November 30, 2012, the investments were classified as described below (in thousands):

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$5,923	$—	$—	$5,923
Short-Term Investments	331	—	—	331

Total Investments in Securities	$6,254	$—	$—	$6,254

Futures Contracts	$8	$—	$—	$8

Zebra Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$10,336	$—	$—	$10,336
Short-Term Investments	417	—	—	417

Total Investments in Securities	$10,753	$—	$—	$10,753

Futures Contracts	$9	$—	$—	$9

London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Preferred Stock	$564	$—	$—	$564
Common Stock	19,512	—	—	19,512
Short-Term Investments	640	—	—	640

Total Investments in Securities	$20,716	$—	$—	$20,716

Futures Contracts	$5	$—	$—	$5

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stock	$5,248	$—	$—	$5,248
Preferred Stock	—	10,641	—	10,641
Convertible Obligations	—	19,624	—	19,624
Corporate Obligations	—	300,483	—	300,483
Sovereign Obligations	—	10,443	—	10,443
U.S. Agency Obligations	—	11,020	—	11,020
U.S. Treasury Obligations	—	1,270	—	1,270
Short-Term Investments	2,752	—	—	2,752

Total Investments in Securities	$8,000	$353,481	$—	$361,481

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Credit Contracts	$—	$556	$—	$556
Futures Contracts	10	—	—	10

	$10	$556	$—	$566

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(663)	$—	$—	$(663)

*	Financial derivative instruments may include open futures contracts, swap agreements, written swaptions, and foreign currency contracts.

Flexible Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$19,667	$—	$19,667
Convertible Obligations	—	1,075	—	1,075
Foreign Government Obligations	874	12,313	—	13,187
Asset-Backed Securities	—	545	—	545
Non-Agency Mortgage-Backed Obligations	—	3,988	—	3,988
U.S. Agency Mortgage-Backed Obligations	—	23	—	23
U.S. Treasury Obligations	—	20,862	—	20,862
Short-Term Investments
Other Investment Companies	6,395	—	—	6,395
Certificates of Deposit	499	—	—	499
U.S. Treasury Bills	—	3,159	—	3,159

Total Investments in Securities	$7,768	$61,632	$—	$69,400

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Futures Contracts	$24	$—	$—	$24
Purchase Options Outstanding	26	—		26
Swap Agreements	—	619	—	619
Forward Currency Contracts	321	—	—	321

	$371	$619	$—	$990

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(197)	$—	$—	$(197)
Written Options Outstanding	—	(89)	—	(89)
Swap Agreements	—	(242)	—	(242)
Forward Currency Contracts	(333)	—	—	(333)

	$(530)	$(331)	$—	$(861)

*	Financial derivative instruments may include open futures contracts, swap agreements, written swaptions, and foreign currency contracts.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2012, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$6,076	$537	$(361)	$178
Zebra Large Cap Equity	10,401	736	(384)	352
The London Company Income
Equity	20,507	545	(336)	209
SiM High Yield Opportunities	347,740	14,946	(1,205)	13,741
Flexible Bond	66,984	4,187	(1,771)	2,416

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: January 29, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: January 29, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: January 29, 2013